Subsequent Events	6 Months Ended
Sep. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 16 – SUBSEQUENT EVENTS

On October 17, 2024, the Company, through its subsidiary TLS, entered into a cooperation agreement with a third-party company, to invest ¥3.0 million (approximately $20,900) and ¥7.0 million (approximately $48,900), respectively, in CROSSING CARDS CO., LTD (“Crossing Cards”), with a core business of retail and wholesale of cards. Crossing Cards was incorporated in Japan pursuant to the laws of Japan on June 18, 2024 with an initial registered capital of ¥1.0 million (approximately $6,900), and the registered capital increased to ¥11.0 million (approximately $76,700) after the investments. The Company owns 27.27% of Crossing Cards and the registered capital was fully injected in October 2024.

On October 21, 2024, the Company approved a change of the ratio of its ADSs to its ordinary shares from one ADS representing one ordinary share to one ADS representing 10 ordinary shares. The ratio change resulted in a reverse split on the Company’s ADSs on the basis of one new ADS for every 10 old ADSs held. As a result of the reverse split, the Company’s ADSs and per ADS as reflected in the unaudited condensed consolidated financial statements have been retroactively restated as if the transaction occurred at the beginning of the periods presented. The ordinary shares of the Company were not affected by this change in the ADS to ordinary share ratio. The ADS Ratio Change became effective on November 15, 2024.

On January 26, 2024, the Company issued to certain investors 597,015 ADS purchase warrants in a concurrent private placement. The warrants have an exercise price of $6.70 per ADS, are exercisable immediately, and will expire 5.5 years following the date of issuance. (See Note 12 - Investors’ warrants liability). Upon the Reverse Split effected on November 15, 2024, the number of ADS purchase warrants was reset to 1,460,328 ADS purchase warrants and the exercise price was reset to $2.74 per ADS. As the date of this report, a total of 10,760 ADS purchase warrants were exercised by the investors, and net proceeds of $29,473 were received by the Company.

These unaudited condensed consolidated financial statements were approved by management and available for issuance on December 18, 2024, and the Company has evaluated subsequent events through this date. The Company did not identify any subsequent events except those disclosed above that would have required adjustment or disclosure in the financial statements.